Benefit Plans - Estimated Benefit Payments Under Pension and Postretirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Pension benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	$ 18,912
2014	19,611
2015	20,261
2016	21,221
2017	21,480
2018 through 2022	117,012
Total estimated payments	218,497
Postretirement benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	173
2014	180
2015	168
2016	169
2017	152
2018 through 2022	464
Total estimated payments	$ 1,306